Lease liabilities and similar	12 Months Ended
Dec. 31, 2021
Lease liabilities [abstract]
Lease liabilities and similar
15	Lease liabilities and similar

Maturity analysis of leases and similar

December 31, 2021	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	1,010,039	244,281	765,758
Between one year and five years	1,849,762	525,317	1,324,445
More than five years	893,077	80,647	812,430
	3,752,878	850,245	2,902,633

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

15.	Lease liabilities and similar (continued)

December 31, 2020	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	693,568	250,866	442,702
Between one year and five years	2,094,976	645,725	1,449,251
More than five years	1,340,753	207,604	1,133,149
	4,129,297	1,104,195	3,025,102

The balances relating to lease liabilities and similar can be further analyzed as follows:

Lease liabilities

December 31, 2021	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	768,839	227,630	541,209
Between one year and five years	1,793,412	523,560	1,269,852
More than five years	893,077	80,647	812,430
	3,455,328	831,837	2,623,491

December 31, 2020	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	452,367	214,429	237,938
Between one year and five years	1,797,426	627,316	1,170,110
More than five years	1,340,753	207,604	1,133,149
	3,590,546	1,049,349	2,541,197

The principal leasing activities undertaken by the Group relate to the lease of property for the business.

An incremental borrowing rate of 8.60% has been applied to leases during the reporting period.

In addition, the Group undertakes some sale and leaseback transactions to secure financing. From a review of the sale and leaseback agreements, it is deemed that as no formal sale has occurred the Group continues to recognize the asset on the balance sheet with a corresponding liability stated at amortized cost. Liabilities in relation to sale and leaseback transactions totaled £279,142 (2020: £483,905) and are included in the above tables. There were no gains or losses recognized on sale and leaseback transactions in the period.

Sale and leaseback arrangements

In addition, the Group undertakes some sale and leaseback transactions to secure financing. From a review of the sale and leaseback agreements, it is deemed that as no formal sale has occurred the Group continues to recognize the asset on the balance sheet with a corresponding liability stated at amortized cost. There were no gains or losses recognized on sale and leaseback transactions in the period.

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)

15.	Lease liabilities and similar (continued)

December 31, 2021	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	241,200	16,651	224,549
Between one year and five years	56,350	1,757	54,593
	297,550	18,408	279,142

December 31, 2020	Undiscounted lease payments	Interest	Present value
	£	£	£
Not later than one year	241,200	36,437	204,763
Between one year and five years	297,550	18,408	279,142
	538,750	54,845	483,905

Set out below are the carrying amounts of right-of-use assets recognized and the movements during the period:

	Buildings £	Other £	Total £
At January 1, 2020	1,764,297	14,379	1,778,676
Charge for the year	(192,468)	(4,108)	(196,576)
At December 31, 2020	1,571,829	10,271	1,582,100

At January 1, 2021
Charge for the year	(192,469)	(4,107)	(196,576)
At December 31, 2021	1,379,360	6,164	1,385,524

The following amounts are recognized in the consolidated statements of comprehensive loss:

	Year ended December 31,	Year ended December 31,
	2021	2020
	£	£
Amortization of right of use assets	196,576	196,576
Interest on lease liabilities	254,653	292,062
	451,229	488,638

Total cash outflows in respect of leases were £122,469 (2020: £415,273 and 2019: £184,401). Receipt of cashflows in respect of sale and leaseback transactions totaled £Nil (2020: Nil and 2019: 319,937). Total cash outflows in respect of interest on leases were £254,653 (2020: £290,208 and 2019: £87,468).

TC BIOPHARM (HOLDINGS) PLC

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (CONTINUED)